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                             UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Relational Investors LLC
Address: 11975 El Camino Real, Suite 300
         San Diego, CA 92130


13F File Number:  028-06854

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Jay N. Sitlani
Title:    Director of Operations
Phone:    858-704-3336
Signature, Place, and Date of Signing:

/s/ J. SITLANI San Diego, California 08/13/03


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   10

Form 13F Information Table Value Total:   $1,622,455



List of Other Included Managers:
NONE



                                                      FORM 13F INFORMATION TABLE

                                TITLE                VALUE   SHARES/   SH/ PUT/ INVSTMT    OTHER       VOTING AUTHORITY
    NAME OF ISSUER            OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN CALL DSCRETN   MANAGERS    SOLE     SHARED  NONE
--------------------         --------- ---------  --------  --------  --- ---- ------- ----------- ---------- -------  ----
Waste Management, Inc.          COM    94106L109  $176,247  7,316,200  SH       SOLE                7,316,200
Mattel, Inc.                    COM    577081102  $121,757  6,435,380  SH       SOLE                6,435,380
ConAgra Foods, Inc.             COM    205887102  $209,747  8,887,600  SH       SOLE                8,887,600
Tyco International Ltd.         COM    902124106  $162,709  8,572,650  SH       SOLE                8,572,650
Prudential Financial, Inc.      COM    744320102  $217,090  6,451,400  SH       SOLE                6,451,400
Prudential Financial, Inc.      COM    744320102  $189,550  5,633,000  SH       OTHER                                  5,633,000
National Semiconductor Corp.    COM    637640103  $256,853 13,025,000  SH       SOLE               13,025,000
Sovereign Bancorp, Inc.         COM    845905108  $115,965  7,409,900  SH       SOLE                7,409,900
Cigna Corporation               COM    125509109  $ 29,169    621,400  SH       SOLE                  621,400
J.C. Penney Company, Inc.       COM    708160106  $ 45,950  2,727,000  SH       SOLE                2,727,000
SPDR Trust Series 1             COM    78462F103  $ 97,418    997,830  SH       SOLE                  997,830
